Schedule of remaining contractual obligations (Details)	Jun. 30, 2024 CAD ($)
IfrsStatementLineItems [Line Items]
Long-Term Debt Obligations	$ 4,827,398
Operating Lease Obligations	1,525,052
Loan payable	1,309,844
Other Long-term liabilities	431,140
Purchase Obligations	8,032,674
Accounts Payable and Accrued Liabilities	4,690,261
Total	20,816,369
Later than one year [member]
IfrsStatementLineItems [Line Items]
Long-Term Debt Obligations	448,229
Operating Lease Obligations	218,013
Loan payable	1,309,844
Other Long-term liabilities	431,140
Purchase Obligations	8,032,674
Accounts Payable and Accrued Liabilities	4,690,261
Total	15,130,161
Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Long-Term Debt Obligations	925,426
Operating Lease Obligations	350,493
Purchase Obligations
Accounts Payable and Accrued Liabilities
Total	1,275,919
Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Long-Term Debt Obligations	967,058
Operating Lease Obligations	207,638
Purchase Obligations
Accounts Payable and Accrued Liabilities
Total	1,174,696
Later than five years [member]
IfrsStatementLineItems [Line Items]
Long-Term Debt Obligations	2,486,685
Operating Lease Obligations	748,908
Purchase Obligations
Accounts Payable and Accrued Liabilities
Total	$ 3,235,593